Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Capital Stock, Authorized common shares	75,000,000	75,000,000	75,000,000
Capital Stock, Authorized peferred shares	25,000,000	25,000,000	25,000,000
Capital Stock, common shares par value	$ 0.001	$ 0.001	$ 0.001
Capital Stock, peferred shares par value	$ 0.001	$ 0.001	$ 0.001
Issued common shares	27,247,958	22,544,000	16,500,000
Outstanding common shares	27,247,958	22,544,000	16,500,000